Benefit Plans (Targeted asset allocation of plan assets and the actual allocation of plan assets) (Details)	Mar. 31, 2020
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	75.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%